GOODWILL AND OTHER INTANGIBLES - Other Intangible Assets and Related Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	$ 2,354	$ 2,285
Other intangible assets subject to amortization, accumulated amortization	1,924	1,752
Other intangible assets subject to amortization, net	430	533
Other intangible assets not subject to amortization	273	273
Total other intangible assets, gross	2,627	2,558
Total other intangible assets, net	$ 703	806
Dealer networks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	15 years
Other intangible assets subject to amortization, gross	$ 339	320
Other intangible assets subject to amortization, accumulated amortization	265	224
Other intangible assets subject to amortization, net	74	96
Patents, concessions, and licenses and other
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	2,015	1,965
Other intangible assets subject to amortization, accumulated amortization	1,659	1,528
Other intangible assets subject to amortization, net	$ 356	$ 437
Patents, concessions, and licenses and other | Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	5 years
Patents, concessions, and licenses and other | Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	25 years